ADMINISTRATION OF PLAN ASSETS	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Description of Plan [Line Items]
ADMINISTRATION OF PLAN ASSETS

5. ADMINISTRATION OF PLAN ASSETS

The Plan’s assets, which include a company stock fund (that holds The Toronto-Dominion Bank common shares), are held by the Trustee of the Plan. T. Rowe Price serves as the recordkeeper and Trustee for the Plan. T. Rowe Price serves as a directed Trustee who will act based on direction of the Plan Administrator or participants, as appropriate. Company contributions are held by the Trustee, who invests contributions received, reinvests interest and dividend income, and processes distributions to participants. Certain administrative functions are performed by officers or employees of the Company or its subsidiaries. No such officer or employee receives compensation from the Plan.